Summary of the Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Balance at beginning of year	$ 3	$ 5	$ 12
Additions: Bad debt expense	5	24	23
Less: Write-off	(7)	(26)	(29)
Translation adjustment			(1)
Balance at end of year	$ 1	$ 3	$ 5